UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

FORM N-Q

MARCH 31, 2014

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited)	March 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 19.8%
Internet & Catalog Retail - 1.9%
Liberty Interactive Corp., Interactive Series A Shares	488,010	$14,088,849	*
Liberty Ventures, Series A	24,400	3,180,052	*

Total Internet & Catalog Retail		17,268,901

Media - 17.9%
AMC Networks Inc., Class A Shares	182,346	13,327,669	*
Cablevision Systems Corp., New York Group, Class A Shares	1,073,185	18,104,631
CBS Corp., Class B Shares	66,175	4,089,615
Comcast Corp., Class A Shares	50,438	2,522,909
Comcast Corp., Special Class A Shares	956,687	46,648,058
DIRECTV	212,502	16,239,403	*
Discovery Communications Inc., Class A Shares	78,440	6,486,988	*
Discovery Communications Inc., Class C Shares	83,440	6,429,886	*
Liberty Global PLC, Class A Shares	79,367	3,301,667	*
Liberty Global PLC, Series C Shares	240,487	9,790,226	*
Liberty Media Corp.	97,156	12,701,204	*
Madison Square Garden Inc., Class A Shares	204,356	11,603,333	*
Starz	117,156	3,781,796	*
Viacom Inc., Class B Shares	71,175	6,049,163
World Wrestling Entertainment Inc., Class A Shares	40,200	1,160,976

Total Media		162,237,524

TOTAL CONSUMER DISCRETIONARY		179,506,425

ENERGY - 14.3%
Energy Equipment & Services - 9.3%
Core Laboratories NV	129,750	25,747,590
Frank’s International NV	13,100	324,618
National-Oilwell Varco Inc.	200,848	15,640,034
Weatherford International Ltd.	2,473,300	42,936,488	*

Total Energy Equipment & Services		84,648,730

Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp.	529,855	44,910,510

TOTAL ENERGY		129,559,240

FINANCIALS - 1.4%
Capital Markets - 0.7%
Cohen & Steers Inc.	160,400	6,391,940

Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp.	49,500	684,090
New York Community Bancorp Inc.	370,205	5,949,194

Total Thrifts & Mortgage Finance		6,633,284

TOTAL FINANCIALS		13,025,224

HEALTH CARE - 40.2%
Biotechnology - 19.3%
Alkermes PLC	168,920	7,447,683	*
Amgen Inc.	403,055	49,712,804
Biogen Idec Inc.	282,106	86,287,762	*
ImmunoGen Inc.	119,100	1,778,163	*
Isis Pharmaceuticals Inc.	232,950	10,065,769	*
Vertex Pharmaceuticals Inc.	274,800	19,433,856	*

Total Biotechnology		174,726,037

Health Care Equipment & Supplies - 2.1%
Covidien PLC	236,241	17,401,512
Wright Medical Group Inc.	51,727	1,607,158	*

Total Health Care Equipment & Supplies		19,008,670

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	SHARES	VALUE
Health Care Providers & Services - 7.3%
UnitedHealth Group Inc.	807,790	$66,230,702

Pharmaceuticals - 11.5%
Agios Pharmaceuticals Inc.	13,300	520,695	*
Forest Laboratories Inc.	879,510	81,152,388	*
Mallinckrodt PLC	30,780	1,951,760	*
Teva Pharmaceutical Industries Ltd., ADR	34,238	1,809,136
Valeant Pharmaceuticals International Inc.	145,211	19,143,166	*

Total Pharmaceuticals		104,577,145

TOTAL HEALTH CARE		364,542,554

INDUSTRIALS - 7.2%
Aerospace & Defense - 1.9%
L-3 Communications Holdings Inc.	148,990	17,603,169

Commercial Services & Supplies - 2.1%
ADT Corp.	167,625	5,020,369
Tyco International Ltd.	335,251	14,214,642

Total Commercial Services & Supplies		19,235,011

Construction & Engineering - 0.3%
Fluor Corp.	30,170	2,345,114

Machinery - 2.9%
Pall Corp.	217,140	19,427,516
Pentair Ltd., Registered Shares	80,441	6,382,189

Total Machinery		25,809,705

TOTAL INDUSTRIALS		64,992,999

INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 0.3%
ARRIS Group Inc.	93,068	2,622,656	*

Electronic Equipment, Instruments & Components - 2.2%
Dolby Laboratories Inc., Class A Shares	40,000	1,780,000	*
TE Connectivity Ltd.	294,101	17,707,821

Total Electronic Equipment, Instruments & Components		19,487,821

Internet Software & Services - 0.8%
Facebook Inc., Class A Shares	123,800	7,457,712	*

Semiconductors & Semiconductor Equipment - 3.4%
Broadcom Corp., Class A Shares	445,730	14,031,580
Cree Inc.	139,880	7,911,613	*
Intel Corp.	326,779	8,434,166

Total Semiconductors & Semiconductor Equipment		30,377,359

Software - 2.1%
Advent Software Inc.	218,140	6,404,591
Autodesk Inc.	172,250	8,471,255	*
Citrix Systems Inc.	48,700	2,796,841	*
Nuance Communications Inc.	100,000	1,717,000	*

Total Software		19,389,687

Technology Hardware, Storage & Peripherals - 7.2%
SanDisk Corp.	418,490	33,977,203
Seagate Technology PLC	557,857	31,329,249

Total Technology Hardware, Storage & Peripherals		65,306,452

TOTAL INFORMATION TECHNOLOGY		144,641,687

MATERIALS - 0.8%
Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold Inc.	150,180	4,966,452

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY			SHARES	VALUE
Metals & Mining - 0.8%(continued)
Nucor Corp.			51,490	$2,602,305

TOTAL MATERIALS				7,568,757

TOTAL COMMON STOCKS (Cost - $291,844,112)				903,836,886

			RIGHTS
RIGHTS - 0.0%
Wright Medical Group Inc., CVR (Cost - $521,025)			208,410	$170,896	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $292,365,137)				904,007,782

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
Interest in $1,750,000,000 joint tri-party repurchase agreement dated 3/31/14 with RBS Securities Inc.; Proceeds at maturity - $3,477,005; (Fully collateralized by various U.S. government obligations, 0.125% to 3.625% due 5/31/14 to 8/15/43; Market value - $3,546,545) (Cost - $3,477,000)	0.050%	4/1/14	$3,477,000	3,477,000

TOTAL INVESTMENTS - 100.1% (Cost - $295,842,137#)				907,484,782
Liabilities in Excess of Other Assets - (0.1)%				(642,441)

TOTAL NET ASSETS - 100.0%				$906,842,341

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts
CVR	— Contingent Value Rights

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Aggressive Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Notes to Schedule of Investments (unaudited) (continued)

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$903,836,886	—	—	$903,836,886
Rights	170,896	—	—	170,896

Total long-term investments	$904,007,782	—	—	$904,007,782

Short-term investments†	—	$3,477,000	—	3,477,000

Total investments	$904,007,782	$3,477,000	—	$907,484,782

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$618,306,228
Gross unrealized depreciation	(6,663,583)

Net unrealized appreciation	$611,642,645

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2014, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 23, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 23, 2014